Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	12 Months Ended
Dec. 31, 2025
Furniture and Leasehold Improvements [Member] | Minimum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	7.00%
Furniture and Leasehold Improvements [Member] | Maximum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	15.00%
Computers and Software [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	33.00%
Electronic Equipment [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	15.00%
Machines and molds [Member] | Minimum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	7.00%
Machines and molds [Member] | Maximum [Member]
Schedule of Annual Rates of Depreciation [Line Items]
Annual rates of depreciation	50.00%